Accounts Receivable Disclosure: Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Allowance for bad debts		$ (11,250)
Accounts receivable, net	$ 105,096	82,393
Due from customers and vendors
Accounts receivable, gross	26,773	$ 93,643
Due from sale of residual assets
Accounts receivable, gross	$ 78,323